Annual Operating Expenses {- Fidelity Series Treasury Bill Index Fund} - 04.30 Fidelity Series Treasury Bill Index Fund Series Pro-04 - Fidelity Series Treasury Bill Index Fund - Fidelity Series Treasury Bill Index Fund
Jun. 29, 2021
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none